Consolidated statements of cash flow - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Profit (loss) before taxes	$ 28,348		$ 1,846,311		$ (775,179)
Adjustments to reconcile the profit (loss) with cash used in operating activities:
Depreciation, amortization and loss from revaluation	80,277		562,915		555,244
Other amortizations	5,259		84,615		76,020
Loss (gain) from the sale of property, vessels and equipment, net	1,849		(330)		(56,491)
Accrued interests	80,580		1,039,856		783,458
Interest income	(9,137)		(24,829)		(24,719)
Gain from the loss of control of subsidiary	0		(3,458,467)		0
Exchange (gain) loss	(8,312)		(4,545)		69,826
Loss (gain) from the sale of subsidiaries	(111,484)	[1]	273,032	[1]	0
Changes in assets and liabilities:
Accounts receivable	2,454		7,924		267,891
Other accounts receivable and related parties	(98,394)		(150,154)		(54,580)
Materials and supplies	1,440		(38,936)		(3,845)
Prepayments	(13,346)		3,753		6,403
Other accounts payable and accrued expenses	117,065		162,094		(247,901)
Other non-current assets	(22,685)		42,269		36,971
Employee benefits	1,046		11,353		(47,035)
Total adjustments	26,612		(1,489,450)		1,361,242
Cash from operating activities	54,960		356,861		586,063
Cash from investment activities
Proceeds from sale of property, vessels and equipment	169,627		7,059		87,720
Acquisition of property, vessels and equipment	(86,283)		(80,222)		(162,072)
Proceeds from sale of subsidiaries	50,331		66,987		0
Decrease of cash and cash equivalents from the loss of control of subsidiary (TMM DM)	0		(212,332)		0
Dividends paid to non-controlling interests	(26,166)		0		0
Interest charged	9,137		24,829		24,719
Cash from (used in) investment activities	116,646		(193,679)		(49,633)
Cash flow from financing activities
Debt contracted	124,010		0		166,509
Debt payments	(397,458)		(172,592)		(173,439)
Interest paid	(40,792)		(409,146)		(737,548)
Cash used in financing activities	(314,240)		(581,738)		(744,478)
Exchange effect on cash	(607)		(20,737)		57,884
(Decrease) increase in cash and cash equivalents	(143,241)		(439,293)		(150,164)
Cash and cash equivalents, beginning of year	422,083		861,376		1,011,540
Cash and cash equivalents, end of year	278,842		422,083		861,376
Complementary information:
Income tax paid	$ 4,799		$ 3,000		$ 3,433

[1]	In 2018 and 2017, corresponds to the income from the sale of subsidiaries (see Note 4).